Organization and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates Our Cash Balances by Currency Denomination - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Line Items]
Currency denominated	$ 7,648	$ 9,072
SGD [Member]
Cash and Cash Equivalents [Line Items]
Currency denominated	7,443	8,966
USD [Member]
Cash and Cash Equivalents [Line Items]
Currency denominated	135
MYR [Member]
Cash and Cash Equivalents [Line Items]
Currency denominated	$ 70	$ 106